Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Activity in allowance for doubtful trade accounts receivable

	Year Ended December 31,
In millions	2012	2011	2010
Beginning balance	$189	$182	$224
Additions charged to bad debt expense	149	129	73
Write-offs charged to allowance	(95)	(122)	(115)
Ending balance	$243	$189	$182

Components of property and equipment

In millions	2012	2011
Land	$1,429	$1,295
Building and improvements	2,614	2,404
Fixtures and equipment	7,928	7,582
Leasehold improvements	3,105	3,021
Software	1,230	1,098
	16,306	15,400
Accumulated depreciation and amortization	(7,674)	(6,933)
	$8,632	$8,467

Reconciliation of the changes in the redeemable noncontrolling interest

In millions	2012	2011	2010
Beginning balance	$30	$34	$37
Net loss attributable to noncontrolling interest	(2)	(4)	(3)
Purchase of noncontrolling interest	(26)	—	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	(2)	—	—
Ending balance	$—	$30	$34